SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Jun. 30, 2024
Significant Accounting Policies
Recent Accounting Pronouncements

 Recent Accounting Pronouncements

IFRS Pronouncements Issued

Impact of Adoption of Significant New IFRS Standards in Fiscal 2025

(a)	Amendments to IFRS 16: Leases on Sale and Leaseback

The amendments to IFRS 16, “Leases,” include requirements for sale and leaseback transactions to explain how an entity accounts for a sale and leaseback after the date of the transaction.

(b)	Amendment to IAS 1: Non-current Liabilities with Covenants

The amendments to IAS 1, “Presentation of Financial Statements,” clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. The amendments also aim to improve information an entity provides related to liabilities subject to these conditions.

The amendments to IFRS 16 and IAS 1 were effective for annual periods beginning on or after January 1, 2024. The adoption of these amendments did not have a material effect on the Company’s annual consolidated financial statements or the condensed consolidated interim financial statements for the three months ended June 30, 2024.

(c)	Amendment to IAS 7 and IFRS 7: Supplier Finance

The amendments to IAS 7 and IFRS 7, “Statement of Cash Flows,” require disclosures to enhance the transparency of supplier finance arrangements and their effects on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments to IAS 7 and IFRS 7 were effective for annual periods beginning on or after January 1, 2024 (with transitional reliefs in the first year). The adoption of these amendments did not have a material effect on the Company’s annual consolidated financial statements or the condensed consolidated interim financial statements for the three months ended June 30, 2024.

New Accounting Standards, Interpretations and Amendments

Standards issued but not yet effective up to the date of issuance of the Company’s condensed consolidated interim financial statements is listed below. This is of standards and interpretations issued, which the Company reasonably expects to be applicable at a future date. The Company intends to adopt this standard when it becomes effective.

Amendments to IAS 21 – Lack of Exchangeability

An entity is impacted by the amendments to IAS 21, “The Effects of Changes in Foreign Exchange Rates,” when it has a transaction or an operation in a foreign currency that is not exchangeable into another currency at a measurement date for a specified purpose. A currency is exchangeable when there is an ability to obtain the other currency (with a normal administrative delay), and the transaction would take place through a market or exchange mechanism that creates enforceable rights and obligations. The amendments to IAS 21 are effective for annual periods beginning on or after January 1, 2025, unless earlier adopted. The Company is evaluating whether the adoption of the amendments to IAS 21 would have a material effect on the Company’s annual consolidated financial statements or its condensed consolidated interim financial statements.